Trade and Other Receivables - Schedule of Trade Receivables and Other Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Net carrying amount [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	$ 4,916	$ 4,347
Loans to customers	104	72
Interest receivables	30	45
Other receivables	611	609
Current trade and other receivable	5,662	5,073
Of Which: Neither Impaired Nor Past Due on the Reporting Date [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	4,513	4,118
Loans to customers	89	51
Interest receivables	30	45
Other receivables	564	580
Current trade and other receivable	5,196	4,794
Of Which Not Impaired as of the Reporting Date and Past [member] | Less Than 30 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	292	162
Loans to customers	1	9
Other receivables	24	9
Current trade and other receivable	317	180
Of Which Not Impaired as of the Reporting Date and Past [member] | 30 Between and 59 Day [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	61	43
Loans to customers	1	12
Other receivables	7	7
Current trade and other receivable	70	62
Of Which Not Impaired as of the Reporting Date and Past [member] | Between 60 and 89 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	33	18
Loans to customers	13
Other receivables	14	11
Current trade and other receivable	60	29
Of Which Not Impaired as of the Reporting Date and Past [member] | More Than 90 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	18	6
Other receivables	1	2
Current trade and other receivable	$ 19	$ 8